Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Numerator computations
Group profit for the financial year	€ 1,919	€ 1,270	[1]	€ 729	[1]
Profit attributable to non-controlling interests	(24)	(27)		(5)
Profit attributable to equity holders of the Company	1,895	1,243		724
Preference dividends	0	0		0
Profit attributable to ordinary equity holders of the Company -numerator for basic/diluted earnings per Ordinary Share	1,895	1,243		724
Profit after tax for the financial year from discontinued operations	107	81	[1]	85	[1]
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	€ 1,788	€ 1,162		€ 639
Denominator computations
Weighted average number of Ordinary Shares outstanding for the year	835.6	827.8		812.3
Effect of dilutive potential Ordinary Shares (employee share options)	5.2	6.1		3.6
Denominator for diluted earnings per Ordinary Share	840.8	833.9		815.9
Basic earnings per Ordinary Share	€ 2.268	€ 1.502	[1]	€ 0.891	[1]
Diluted earnings per Ordinary Share	2.254	1.491	[1]	0.887	[1]
Basic earnings per Ordinary Share from continuing operations	2.140	1.404	[1]	0.787	[1]
Diluted earnings per Ordinary Share from continuing operations	€ 2.127	€ 1.394	[1]	€ 0.783	[1]

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.